Future Policy Benefits and Claims - Disaggregated Amounts Included in Future Policy Benefits and Claims (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Future Policy Benefits and Claims
Liability for future policy benefits	$ 31,931.0	$ 31,920.9	$ 29,022.1		$ 36,928.3
Additional liability for certain benefit features	5,581.1	5,326.5	4,095.2
Participating contracts	2,995.2	3,060.5	3,207.2
Short-duration contracts	1,292.7	1,283.4	1,295.6
Cost of reinsurance liability	1,083.2	673.3	479.8
Reinsurance recoverable liability	43.3	45.2	39.4
Other	157.7	178.2	140.1
Future policy benefits and claims per consolidated statements of financial position	43,084.2	42,488.0	38,279.4
Retirement and Income Solutions
Future Policy Benefits and Claims
Liability for future policy benefits	28,853.7	28,769.9	26,230.8		33,009.5
Future policy benefits and claims per consolidated statements of financial position		29,161.9	26,651.8
Retirement and Income Solutions | Pension risk transfer
Future Policy Benefits and Claims
Liability for future policy benefits	24,217.6	23,855.8	21,211.4		25,863.7
Retirement and Income Solutions | Individual fixed income annuities
Future Policy Benefits and Claims
Liability for future policy benefits	4,636.1	4,914.1	5,019.4		7,145.8
Benefits and Protection
Future Policy Benefits and Claims
Liability for future policy benefits	2,915.5	2,984.3	2,607.8		3,661.2
Future policy benefits and claims per consolidated statements of financial position		13,137.0	11,411.6
Benefits and Protection | Specialty Benefits | Individual disability
Future Policy Benefits and Claims
Liability for future policy benefits	1,812.1	1,898.4	1,698.8	$ 2,498.4	2,500.9
Benefits and Protection | Life Insurance | Term life
Future Policy Benefits and Claims
Liability for future policy benefits	1,103.4	1,085.9	909.0	1,117.6	1,160.3
Benefits and Protection | Life Insurance | Universal life
Future Policy Benefits and Claims
Additional liability for certain benefit features	5,581.1	5,326.5	4,095.2	3,814.2
Corporate
Future Policy Benefits and Claims
Future policy benefits and claims per consolidated statements of financial position		189.1	216.0
Corporate | Long-term care insurance
Future Policy Benefits and Claims
Liability for future policy benefits	$ 161.8	$ 166.7	$ 183.5	$ 234.7	$ 257.6